Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Capital Markets segment:
Revenues - Services and fees	$339,877	$199,630	$164,203
Trading income (losses) and fair value adjustments on loans	103,214	104,637	(9,626)
Interest income - Loans and securities lending	102,499	77,221	38,266
Total revenues	545,590	381,488	192,843
Selling, general and administrative expenses	(198,962)	(175,369)	(153,165)
Restructuring charge	(917)	—	(1,317)
Interest expense - Securities lending and loan participations sold	(42,451)	(32,144)	(23,039)
Depreciation and amortization	(2,386)	(2,810)	(2,847)
Segment income	300,874	171,165	12,475
Wealth Management segment
Revenues - Services and fees	72,345	65,073	67,871
Trading income (losses) and fair value adjustments on loans	804	1,826	1,622
Interest income - Loans and securities lending	—	—	11
Total revenues	73,149	66,899	69,504
Selling, general and administrative expenses	(68,368)	(64,347)	(64,690)
Restructuring (charge) recovery	—	4	(7,004)
Depreciation and amortization	(1,880)	(2,048)	(2,830)
Segment income	2,901	508	(5,020)
Auction and Liquidation segment:
Revenues - Services and fees	63,101	18,296	54,923
Revenues - Sale of goods	25,663	4,220	63
Total revenues	88,764	22,516	54,986
Direct cost of services	(40,730)	(33,295)	(19,627)
Cost of goods sold	(9,766)	(4,016)	(41)
Selling, general and administrative expenses	(12,357)	(10,731)	(8,274)
Restructuring charge	(140)	—	—
Depreciation and amortization	(2)	(7)	(31)
Segment income (loss)	25,769	(25,533)	27,013
Financial Consulting segment:
Revenues - Services and fees	91,622	76,292	51,424
Selling, general and administrative expenses	(68,232)	(58,226)	(37,322)
Restructuring charge	(500)	—	(57)
Depreciation and amortization	(347)	(252)	(251)
Segment income	22,543	17,814	13,794
Principal Investments - United Online and magicJack segment:
Revenues - Services and fees	83,666	97,147	53,659
Revenues - Sale of goods	3,472	3,715	575
Total revenues	87,138	100,862	54,234
Direct cost of services	(19,721)	(25,529)	(15,127)
Cost of goods sold	(2,694)	(3,559)	(759)
Selling, general and administrative expenses	(20,352)	(24,256)	(10,962)
Depreciation and amortization	(11,011)	(12,658)	(7,600)
Restructuring charge	—	(1,703)	(338)
Segment income	33,360	33,157	19,448
Brands segment:
Revenues - Services and fees	16,458	4,055	—
Selling, general and administrative expenses	(2,889)	(881)	—
Depreciation and amortization	(2,858)	(507)	—
Impairment of tradenames	(12,500)	—	—
Segment (loss) income	(1,789)	2,667	—
Consolidated operating income from reportable segments	383,658	199,778	67,710

Corporate and other expenses (including restructuring recovery of $210 during the year ended December 31, 2018)	(38,893)	(33,127)	(22,326)
Interest income	564	1,577	1,326
(Loss) income on equity investments	(623)	(1,431)	7,986
Interest expense	(65,249)	(50,205)	(33,393)
Income before income taxes	279,457	116,592	21,303
Provision for income taxes	(75,440)	(34,644)	(4,903)
Net income	204,017	81,948	16,400
Net (loss) income attributable to noncontrolling interests	(1,131)	337	891
Net income attributable to B. Riley Financial, Inc.	205,148	81,611	15,509
Preferred stock dividends	4,710	264	—
Net income available to common shareholders	$200,438	$81,347	$15,509

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	Year Ended December 31,
	2020	2019	2018
Revenues:
Revenues - Services and fees:
North America	$641,127	$460,374	$390,732
Australia	664	58	19
Europe	25,278	61	1,329
Total Revenues - Services and fees	$667,069	$460,493	$392,080

Trading income (losses) and fair value adjustments on loans
North America	$$104,018	$106,463	$(8,004)

Revenues - Sale of goods
North America	$6,788	$7,935	$638
Europe	22,347	—	—
Total Revenues - Sale of Goods	$29,135	$7,935	$638

Revenues - Interest income - Loans and securities lending:
North America	$102,499	$77,221	$38,277

Total Revenues:
North America	$854,432	$651,993	$421,643
Australia	664	58	19
Europe	47,625	61	1,329
Total Revenues	$902,721	$652,112	$422,991